FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Market risk (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ 1.0
Other comprehensive income	40.3
Decrease of $0.10
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	(1.0)
Other comprehensive income	(40.3)
Variance of $0.10 in the foreign currency exchange rate
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Unhedged purchase of goods and services	5.4
Unhedged acquisitions of tangible and intangible assets	$ 3.7
Interest rate risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt, fixed-rate debt (in percent)	95.40%	93.30%
Long-term debt, floating-rate debt (in percent)	4.60%	6.70%
Increase of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	$ (1.2)
Other comprehensive income	(4.6)
Decrease of 100 basis points
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Income	1.2
Other comprehensive income	4.6
100 basis-point variance
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Estimated sensitivity on interest payments	$ 1.8